Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 6,636,469	$ 2,205,553
Less: Accumulated amortization	(3,079,440)	(937,880)
Total intangible assets, net	3,557,029	1,267,673
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 5,011,519	2,177,053
Capitalized Software Development Costs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	1 year
Capitalized Software Development Costs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years
Purchased Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 247,489	28,500
Purchased Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	1 year
Purchased Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years
Total intangible assets	$ 1,377,461